Leases - Movements in right-of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Balance at the beginning	$ 93,325	$ 81,996
Additions, net	72,272	30,555
Depreciation	(39,048)	(19,226)
Balance at the end	126,549	93,325
Vessels
Leases
Balance at the beginning	93,158	81,651
Additions, net	71,315	30,361
Depreciation	(38,650)	(18,854)
Balance at the end	125,823	93,158
Vessels' Equipment
Leases
Balance at the beginning	167	345
Additions, net	957	194
Depreciation	(398)	(372)
Balance at the end	$ 726	$ 167